UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     February 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $346,190 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     9441   308026 SH       SOLE                    54100        0   253926
AMEDISYS INC                   COM              023436108    11088   228150 SH       SOLE                    38200        0   189950
AMERICAN REPROGRAPHICS CO      COM              029263100     3959   564726 SH       SOLE                    94600        0   470126
BALDWIN & LYONS INC            CL B             057755209     6486   263440 SH       SOLE                    43975        0   219465
BRINKS HOME SEC HLDGS INC      COM              109699108     5818   178257 SH       SOLE                    29800        0   148457
BROWN & BROWN INC              COM              115236101    12006   668100 SH       SOLE                   111800        0   556300
CAL DIVE INTL INC DEL          COM              12802T101    12128  1604189 SH       SOLE                   268600        0  1335589
CARLISLE COS INC               COM              142339100     6088   177700 SH       SOLE                    29600        0   148100
CHARLES RIV LABS INTL INC      COM              159864107     7654   227200 SH       SOLE                    38000        0   189200
CHEMED CORP NEW                COM              16359R103     9124   190200 SH       SOLE                    31800        0   158400
CORPORATE EXECUTIVE BRD CO     COM              21988R102     2184    95700 SH       SOLE                    27500        0    68200
DESCARTES SYS GROUP INC        COM              249906108    18753  3105500 SH       SOLE                   620500        0  2485000
FIRSTSERVICE CORP              SUB VTG SH       33761N109    22232  1146200 SH       SOLE                   220700        0   925500
FORWARD AIR CORP               COM              349853101     6321   252545 SH       SOLE                    42300        0   210245
FOSSIL  INC                    COM              349882100     6564   195600 SH       SOLE                    34300        0   161300
GILDAN ACTIVEWEAR INC          COM              375916103     6119   249200 SH       SOLE                    70000        0   179200
GLADSTONE INVT CORP            COM              376546107     4073   893298 SH       SOLE                   149223        0   744075
GRACO INC                      COM              384109104     5734   200699 SH       SOLE                    34600        0   166099
HEWITT ASSOCS INC              COM              42822Q100    11110   262900 SH       SOLE                    44000        0   218900
IMS HEALTH INC                 COM              449934108     2837   134700 SH       SOLE                    38900        0    95800
IDEX CORP                      COM              45167R104     7013   225139 SH       SOLE                    40000        0   185139
INTERACTIVE DATA CORP          COM              45840J107     8286   327517 SH       SOLE                    54800        0   272717
INTERNATIONAL SPEEDWAY CORP    COM              460335201     9764   343200 SH       SOLE                    61000        0   282200
INTERVAL LEISURE GROUP INC     COM              46113M108     6395   512826 SH       SOLE                    85800        0   427026
KINETIC CONCEPTS INC           COM NEW          49460W208     7300   193900 SH       SOLE                    32500        0   161400
LHC GROUP INC                  COM              50187A107     7040   209457 SH       SOLE                    35000        0   174457
LENDER PROCESSING SVCS INC     COM              52602E102    10816   266000 SH       SOLE                    44600        0   221400
MTS SYS CORP                   COM              553777103     8005   278546 SH       SOLE                    46700        0   231846
MICROS SYS INC                 COM              594901100     6631   213700 SH       SOLE                    35700        0   178000
MIDDLEBY CORP                  COM              596278101     6399   130547 SH       SOLE                    21800        0   108747
MILLER HERMAN INC              COM              600544100     8432   527300 SH       SOLE                    89700        0   437600
NEUSTAR INC                    COM              64126X201     6776   294100 SH       SOLE                    49300        0   244800
QLOGIC CORP                    COM              747277101     7284   386000 SH       SOLE                    64600        0   321400
RITCHIE BROS AUCTIONEERS       COM              767744105     3197   142520 SH       SOLE                    29220        0   113300
SPDR TR			       UNIT SER 1       78462F103     7099    63700 SH       SOLE                        0        0    63700
SAGA COMMUNICATIONS INC        COM NEW          786598300     3025   241243 SH       SOLE                    38994        0   202249
SOTHEBYS                       COM              835898107     7662   340850 SH       SOLE                    64700        0   276150
STANTEC INC                    COM              85472N109     8290   285400 SH       SOLE                    54800        0   230600
TCF FINL CORP                  COM              872275102     6708   492500 SH       SOLE                    82400        0   410100
TEMPUR PEDIC INTL INC          COM              88023U101     6309   266970 SH       SOLE                    46000        0   220970
TRUE RELIGION APPAREL INC      COM              89784N104     5654   305800 SH       SOLE                    51200        0   254600
UNIVERSAL HLTH SVCS INC        COM              913903100    12591   412832 SH       SOLE                    69172        0   343660
WASHINGTON POST CO             CL B             939640108     6594    15000 SH       SOLE                     2500        0    12500
WILEY JOHN & SONS INC          COM              968223206     9201   219700 SH       SOLE                    39300        0   180400